Licensing Arrangement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Licensing revenue	$ 19		$ 55	$ 24,657
Pediatric clinical trial study costs			809
Supply chain costs			1,094
License and Assignment Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Licensing revenue			$ 29
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing			70.00%
Strongbridge Ireland Limited [Member]
Statement Line Items [Line Items]
Pediatric clinical trial study costs				206
Supply chain costs				$ 663